Nature of operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Contract Assets

Balance, January 1, 2020	$55,088
Invoiced to customers in the current period	(56,892)
Changes in estimate related to prior period	1,804
Estimated accrual related to current period	43,357
Balance, December 31, 2020	43,357
Invoiced to customers in the current period	(43,513)
Changes in estimate related to prior period	156
Estimated accrual related to current period	56,984
Balance, December 31, 2021	$56,984

Schedule Of Accrued Hauler Expenses

Balance, January 1, 2020	$41,339
Invoiced by vendors in the current period	(43,288)
Changes in estimate related to prior period	1,949
Estimated accrual related to current period	37,429
Balance, December 31, 2020	37,429
Invoiced by vendors in the current period	(37,726)
Changes in estimate related to prior period	297
Estimated accrual related to current period	49,607
Balance, December 31, 2021	$49,607

Live Used For Depreciation

Computers, equipment and software	3-5 years
Furniture and fixtures	3-5 years
Customer equipment	3-10 years
Leasehold improvements	Lesser of useful life or remaining lease term